As filed with the Securities and Exchange Commission on April 18, 2012
Registration No. 033-13954
811-05141

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                          ☐
Post-Effective Amendment No. 88       ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       ☐
Amendment No. 89       ☑
(Check appropriate box or boxes)
Pacific Select Fund
(Exact Name of Registrant as Specified in Charter)
700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(949) 219-3202
Audrey L. Cheng
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, CA 92660
(Name and Address of Agent for Service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702
Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on April 30, 2012 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 88 to the Registration Statement for the Pacific Select Fund (the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Registrant’s PEA No. 86, which was filed with the Securities and Exchange Commission on January 6, 2012. This PEA No. 88 is filed solely for the purpose of designating April 30, 2012 as the new effective date of PEA No. 86, the effectiveness of which was previously delayed pursuant to PEA No. 87 to the Registrant’s Registration Statement, as filed on March 20, 2012.

SIGNATURES
Pursuant to requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No 88 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California, on this 18th day of April, 2012.

PACIFIC SELECT FUND
By:	/s/ Audrey L. Cheng
Audrey L. Cheng,
AVP and Counsel, Pacific Life Insurance Co.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 88 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

	Chairman of the Board and Trustee	April 18, 2012
James T. Morris*

	Chief Executive Officer	April 18, 2012
Mary Ann Brown*

	Vice President and Treasurer	April 18, 2012
Brian D. Klemens*	(Principal Financial and Accounting Officer)

Gale K. Caruso*	Trustee	April 18, 2012

Lucie H. Moore*	Trustee	April 18, 2012

G. Thomas Willis*	Trustee	April 18, 2012

Frederick L. Blackmon*	Trustee	April 18, 2012
Nooruddin S. Veerjee*	Trustee	April 18, 2012

*By:	/s/ Audrey L. Cheng	April 18, 2012
Audrey L. Cheng,
as attorney-in-fact pursuant to power of attorney filed herewith

Pacific Select Fund
Power of Attorney
The undersigned Trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Jeffrey S. Puretz, Douglas P. Dick, Anthony Zacharski, Matthew Curtin, Greg Larson, Joseph Lallande, Audrey Cheng, Laurene E. MacElwee, Howard T. Hirakawa and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund related to the above.
The undersigned Trustees and officers of the Fund hereby execute this Power of Attorney effective the 15th day of March, 2012.

NAME	TITLE

/s/ James T. Morris	Chairman and Trustee
James T. Morris

/s/ Mary Ann Brown Mary Ann Brown	Chief Executive Officer

/s/ Brian D. Klemens	Vice President and Treasurer
Brian D. Klemens

/s/ Frederick L. Blackmon	Trustee
Frederick L. Blackmon

/s/ Lucie H. Moore	Trustee
Lucie H. Moore

/s/ G. Thomas Willis	Trustee
G. Thomas Willis

/s/ Nooruddin S. Veerjee	Trustee
Nooruddin S. Veerjee

/s/ Gale K. Caruso Gale K. Caruso	Trustee